Capital and reserves - Company repurchased (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 HKD ($) shares	Dec. 31, 2025 $ / shares shares
Capital and reserves
Aggregate price paid | ¥	¥ 73,560,000	¥ 549,237,000			¥ 330,221,000	¥ 32,711,000
Hong Kong Stock Exchange
Capital and reserves
Number of shares repurchased | shares			12,594,800			166,000	166,000	166,000	12,594,800
Aggregate price paid		391,079,000		$ 426,292,000		¥ 1,536,000		$ 1,696,000
Hong Kong Stock Exchange | March 2025
Capital and reserves
Number of shares repurchased | shares			1,266,600						1,266,600
Aggregate price paid | $				47,037,000
Hong Kong Stock Exchange | April 2025
Capital and reserves
Number of shares repurchased | shares			5,163,200						5,163,200
Aggregate price paid | $				154,897,000
Hong Kong Stock Exchange | May 2025
Capital and reserves
Number of shares repurchased | shares			554,600						554,600
Aggregate price paid | $				19,421,000
Hong Kong Stock Exchange | June 2025
Capital and reserves
Number of shares repurchased | shares			1,183,200						1,183,200
Aggregate price paid | $				41,322,000
Hong Kong Stock Exchange | July 2025
Capital and reserves
Number of shares repurchased | shares			1,015,800						1,015,800
Aggregate price paid | $				35,912,000
Hong Kong Stock Exchange | August 2025
Capital and reserves
Number of shares repurchased | shares			159,000						159,000
Aggregate price paid | $				5,953,000
Hong Kong Stock Exchange | November 2025
Capital and reserves
Number of shares repurchased | shares			972,000						972,000
Aggregate price paid | $				35,973,000
Hong Kong Stock Exchange | December 2025
Capital and reserves
Number of shares repurchased | shares			2,280,400						2,280,400
Aggregate price paid | $				$ 85,777,000
New York Stock Exchange
Capital and reserves
Number of shares repurchased | shares			5,003,496			3,373,228	3,373,228	3,373,228	5,003,496
Aggregate price paid		¥ 158,158,000	$ 22,068,000			¥ 31,175,000	$ 4,370,000
New York Stock Exchange | March 2025
Capital and reserves
Number of shares repurchased | shares			52,600						52,600
Aggregate price paid | $			$ 242,000
New York Stock Exchange | April 2025
Capital and reserves
Number of shares repurchased | shares			1,621,224						1,621,224
Aggregate price paid | $			$ 6,613,000
New York Stock Exchange | May 2025
Capital and reserves
Number of shares repurchased | shares			585,652						585,652
Aggregate price paid | $			$ 2,625,000
New York Stock Exchange | June 2025
Capital and reserves
Number of shares repurchased | shares			1,040,368						1,040,368
Aggregate price paid | $			$ 4,666,000
New York Stock Exchange | July 2025
Capital and reserves
Number of shares repurchased | shares			1,052,800						1,052,800
Aggregate price paid | $			$ 4,790,000
New York Stock Exchange | August 2025
Capital and reserves
Number of shares repurchased | shares			94,136						94,136
Aggregate price paid | $			$ 446,000
New York Stock Exchange | November 2025
Capital and reserves
Number of shares repurchased | shares			168,892						168,892
Aggregate price paid | $			$ 813,000
New York Stock Exchange | December 2025
Capital and reserves
Number of shares repurchased | shares			387,824						387,824
Aggregate price paid | $			$ 1,873,000
Minimum | Hong Kong Stock Exchange | March 2025
Capital and reserves
Price paid per share									$ 34.85
Minimum | Hong Kong Stock Exchange | April 2025
Capital and reserves
Price paid per share									27.05
Minimum | Hong Kong Stock Exchange | May 2025
Capital and reserves
Price paid per share									33.1
Minimum | Hong Kong Stock Exchange | June 2025
Capital and reserves
Price paid per share									32.75
Minimum | Hong Kong Stock Exchange | July 2025
Capital and reserves
Price paid per share									33.95
Minimum | Hong Kong Stock Exchange | August 2025
Capital and reserves
Price paid per share									36.25
Minimum | Hong Kong Stock Exchange | November 2025
Capital and reserves
Price paid per share									36.36
Minimum | Hong Kong Stock Exchange | December 2025
Capital and reserves
Price paid per share									36.1
Minimum | New York Stock Exchange | March 2025
Capital and reserves
Price paid per share			$ 4.59
Minimum | New York Stock Exchange | April 2025
Capital and reserves
Price paid per share			3.51
Minimum | New York Stock Exchange | May 2025
Capital and reserves
Price paid per share			4.19
Minimum | New York Stock Exchange | June 2025
Capital and reserves
Price paid per share			4.2
Minimum | New York Stock Exchange | July 2025
Capital and reserves
Price paid per share			4.35
Minimum | New York Stock Exchange | August 2025
Capital and reserves
Price paid per share			4.61
Minimum | New York Stock Exchange | November 2025
Capital and reserves
Price paid per share			4.67
Minimum | New York Stock Exchange | December 2025
Capital and reserves
Price paid per share			4.72
Maximum | Hong Kong Stock Exchange | March 2025
Capital and reserves
Price paid per share									38
Maximum | Hong Kong Stock Exchange | April 2025
Capital and reserves
Price paid per share									38
Maximum | Hong Kong Stock Exchange | May 2025
Capital and reserves
Price paid per share									38
Maximum | Hong Kong Stock Exchange | June 2025
Capital and reserves
Price paid per share									36.9
Maximum | Hong Kong Stock Exchange | July 2025
Capital and reserves
Price paid per share									38
Maximum | Hong Kong Stock Exchange | August 2025
Capital and reserves
Price paid per share									38
Maximum | Hong Kong Stock Exchange | November 2025
Capital and reserves
Price paid per share									38
Maximum | Hong Kong Stock Exchange | December 2025
Capital and reserves
Price paid per share									$ 39.24
Maximum | New York Stock Exchange | March 2025
Capital and reserves
Price paid per share			4.63
Maximum | New York Stock Exchange | April 2025
Capital and reserves
Price paid per share			4.88
Maximum | New York Stock Exchange | May 2025
Capital and reserves
Price paid per share			4.71
Maximum | New York Stock Exchange | June 2025
Capital and reserves
Price paid per share			4.73
Maximum | New York Stock Exchange | July 2025
Capital and reserves
Price paid per share			4.88
Maximum | New York Stock Exchange | August 2025
Capital and reserves
Price paid per share			4.88
Maximum | New York Stock Exchange | November 2025
Capital and reserves
Price paid per share			4.88
Maximum | New York Stock Exchange | December 2025
Capital and reserves
Price paid per share			$ 4.88